UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Schedule of parent company condensed balance sheets (Details)		6 Months Ended
		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)
Parent company condensed balance sheets
Required minimum percentage of annual appropriations to statutory surplus reserve		10.00%
Statutory threshold percentage of the statutory surplus reserve to the registered capital, above which the appropriation is not required		50.00%
ASSETS
Cash and cash equivalents		¥ 7,902,053	$ 1,103,084	¥ 3,918,146
Prepayment and other current assets		21,253,616	2,966,890	12,104,106
Due from related parties		¥ 17,558	$ 2,451	¥ 4,439,705
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Related Party [Member]	Related Party [Member]	Related Party [Member]
TOTAL ASSETS		¥ 85,237,144	$ 11,898,646	¥ 81,334,025
LIABILITIES AND SHAREHOLDERS' EQUITY:
Payroll payables		1,559,791	217,738	1,045,829
Other payables		2,692,431	375,849	1,352,992
TOTAL LIABILITIES		18,962,163	2,647,017	10,035,224
SHAREHOLDERS' EQUITY
Additional paid-in capital		50,180,663	7,004,950	50,180,663
Statutory reserves		2,054,975	286,863	2,054,975	¥ 2,054,975
Ordinary shares subscribed		(1,993)	(278)	(1,993)
Accumulated other comprehensive income (loss)		(259,952)	(36,288)	418,491
Retained earnings		14,013,332	1,956,186	18,494,772
TOTAL JIADE LIMITED SHAREHOLDERS' EQUITY		65,989,224	9,211,739	71,149,107
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		85,237,144	11,898,646	81,334,025
Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	[1]	1,445	201	1,445
Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares	[1]	¥ 754	105	754
Subsidiaries
Parent company condensed balance sheets
Required minimum percentage of annual appropriations to statutory surplus reserve		10.00%
Statutory threshold percentage of the statutory surplus reserve to the registered capital, above which the appropriation is not required		50.00%
Parent company | Reportable Legal Entities
ASSETS
Cash and cash equivalents		¥ 1,283	179	4,437
Prepayment and other current assets		4,767,966	665,582	3,450,175
Due from related parties		¥ 48,285,844	$ 6,740,444	¥ 43,345,774
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]		Subsidiaries	Subsidiaries	Subsidiaries
Investment in subsidiaries		¥ 15,520,994	$ 2,166,647	¥ 25,822,112
TOTAL ASSETS		68,576,087	9,572,852	72,622,498
LIABILITIES AND SHAREHOLDERS' EQUITY:
Payroll payables		379,964	53,041	159,243
Other payables		2,206,899	308,072	1,314,148
TOTAL LIABILITIES		2,586,863	361,113	1,473,391
SHAREHOLDERS' EQUITY
Additional paid-in capital		50,180,663	7,004,950	50,180,663
Statutory reserves		2,054,975	286,863	2,054,975
Ordinary shares subscribed		(1,993)	(278)	(1,993)
Accumulated other comprehensive income (loss)		(259,952)	(36,288)	418,491
Retained earnings		14,013,332	1,956,186	18,494,772
TOTAL JIADE LIMITED SHAREHOLDERS' EQUITY		65,989,224	9,211,739	71,149,107
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		68,576,087	9,572,852	72,622,498
Parent company | Reportable Legal Entities | Class A ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares		1,445	201	1,445
Parent company | Reportable Legal Entities | Class B ordinary shares
SHAREHOLDERS' EQUITY
Ordinary shares		¥ 754	$ 105	¥ 754

[1]	Shares have been retroactively adjusted to reflect the decreased number of shares resulting from the Share Consolidation, Change of Authorized Share Capital and Issue of Dual of Class Shares effective from June 24, 2025.